Accounts receivable, net (Tables)	12 Months Ended
Sep. 30, 2021
Accounts receivable, net
Schedule of movements in the allowance for credit losses

	September 30,	September 30,
	2021	2020

Trade accounts receivable	$12,375,425	$8,727,364
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$12,375,425	$8,727,364